Inventories (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventories [Abstract]
Beginning balance	$ 88,174	$ 105,282	$ 96,284
Increase in Lower Value	(5,404)	(6,987)	7,845
Additional Provision Differences of Inventory	(704)	(123)	3,176
Increase / Decrease eventual differences and others	1,244	(6,262)	2,436
Provision Used	(2,380)	(3,736)	(4,459)
Total changes	(7,244)	(17,108)	8,998
Final Balance	$ 80,930	$ 88,174	$ 105,282